Basis of Presentation and General Information - Vessels list (Table) (Details)	Jun. 30, 2013
Star Aurora
Vessel
DWT	171,199
Year Built	2000
Star Big
Vessel
DWT	168,404
Year Built	1996
Star Borealis
Vessel
DWT	179,678
Year Built	2011
Star Mega
Vessel
DWT	170,631
Year Built	1994
Star Polaris
Vessel
DWT	179,546
Year Built	2011
Star Cosmo
Vessel
DWT	52,247
Year Built	2005
Star Delta (ex F Duckling)
Vessel
DWT	52,434
Year Built	2000
Star Epsilon (ex G Duckling)
Vessel
DWT	52,402
Year Built	2001
Star Gamma (ex C Duckling)
Vessel
DWT	53,098
Year Built	2002
Star Kappa (ex E Duckling)
Vessel
DWT	52,055
Year Built	2001
Star Omicron
Vessel
DWT	53,489
Year Built	2005
Star Theta (ex J Duckling)
Vessel
DWT	52,425
Year Built	2003
Star Zeta (ex I Duckling)
Vessel
DWT	52,994
Year Built	2003
Star Alpha (ex A Duckling) - Disposed
Vessel
DWT	175,075
Year Built	1992
Star Beta (ex B Duckling) - Disposed
Vessel
DWT	174,691
Year Built	1993
Star Ypsilon - Disposed
Vessel
DWT	150,940
Year Built	1991
Star Sigma - Disposed
Vessel
DWT	184,403
Year Built	1991